SCHEDULE OF NET LOSS PER SHARE (Details) - USD ($)			12 Months Ended
		Jan. 13, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Loss Per Share
Net loss attributable to the Company’s shareholders			$ (8,611,637)	$ (7,292,922)	$ (6,594,442)
Weighted average number of ordinary shares outstanding - basic	[1],[2]		1,655,965	158,283	142,858
Weighted average number of ordinary shares outstanding - diluted	[1],[2]		1,655,965	158,283	142,858
Net loss per share - basic	[2]		$ (5.20)	$ (46.08)	$ (46.16)
Net loss per share - diluted	[2]		$ (5.20)	$ (46.08)	$ (46.16)
Reverse stock split		1-for-20 reverse share split

[1]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.
[2]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.